CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 163,007	$ 123,935	$ 231,013
Other comprehensive (loss) income, net of tax:
Unrealized (loss) on investments in equity securities, net of tax of $0, $0 and $6,973, respectively	0	0	(19,245)
Reclassifications of losses to net income on investments in equity securities, net of tax of $0, $0 and $(858), respectively	0	0	11,647
Reclassifications of losses to net income on derivatives designated as hedging instruments, net of tax of $(32), $0 and $0, respectively	108	0	0
Loss on derivatives designated as hedging instruments, net of tax of $3,203, $0 and $0, respectively	(10,505)	0	0
Adjustment to postemployment benefit obligation, net of tax of $567, $6,106, and $(573), respectively	(2,131)	(15,731)	1,520
Other comprehensive (loss)	(12,528)	(15,731)	(6,078)
Comprehensive income	$ 150,479	$ 108,204	$ 224,935